Note 11 - Commitments and Contingencies - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

11. Commitments and Contingencies

Employment Agreement with Scott R. Silverman

Effective January 1, 2012, Mr. Scott R. Silverman entered into the Employment and Non-Compete Agreement (the “2012 Employment Agreement”) with VAC. The 2012 Employment Agreement terminated five years from the effective date. The 2012 Employment Agreement provided for an annual base salary in 2012 of $300,000 with minimum annual increases of 10% of the base salary and an annual bonus equal to the annual base salary then in effect. Mr. Silverman was also entitled to an annual non-allocable expense payment of $45,000 each year and other fringe benefits. If Mr. Silverman’s employment was terminated prior to the expiration of the term of the 2012 Employment Agreement, Mr. Silverman was to receive (i) all earned but unpaid salary and bonuses; (ii) the greater of the base salary from the date of termination through December 31, 2016 or two times the base salary; and (iii) the average bonus paid by us to Mr. Silverman for the last three full calendar years (or such lesser time period if the 2012 Employment Agreement was terminated less than three years from the effective date), plus certain fringe benefits required to be paid by us. In addition, the 2012 Employment Agreement contained a change of control provision that provided for the payment of five times the then current base salary and five times the average bonus paid to Mr. Silverman for the three full calendar years immediately prior to the change of control, as defined in the 2012 Employment Agreement. Any outstanding stock options and restricted stock held by Mr. Silverman as of the date of his termination or a change of control became vested and exercisable as of such date, and remained exercisable during the remaining life of the option. Mr. Silverman’s 2012 Employment Agreement was terminated effective July 8, 2013 at which time Mr. Silverman entered into a new employment agreement effective with the closing of Exchange Agreement, which was amended and restated on November 14, 2013, (the “Silverman Employment Agreement”) appointing Mr. Silverman as our chairman and chief executive officer, effective as of July 8, 2013 until December 31, 2016. Under the Silverman Employment Agreement, Mr. Silverman will receive a base salary of $330,000, which base salary will be reviewed annually and is subject to a minimum increase of 5% per annum during each calendar year of the term. During the term, Mr. Silverman will be eligible to receive an annual bonus, based on performance metrics and goals as determined annually by the Board of Directors, with the amount of such bonus to be determined based upon the the annual objectives determined by the compensation committee of the Board of Directors, but in no event to be less than 100% of earned base salary for the applicable year. The bonus shall be paid in cash or, if Mr. Silverman and the Company agree at the time, using shares of the Company’s common stock, at a valuation equal to fair market value. Mr. Silverman is also entitled to (i) an annual non-allocable expense payment of $30,000 payable in two equal installments on or before April 1st and October 1st of each year; (ii) the Company shall, at its option, either lease for Mr. Silverman an automobile, or reimburse Mr. Silverman for the lease or financing payments incurred by Mr. Silverman on his automobile, the amount of such reimbursement to be reasonably comparable to the current cost of Mr. Silverman’s current automobile. The Company shall reimburse car-related expenses; (iii) the Company shall, at its option, either provide to Mr. Silverman disability insurance that provides standard disability coverage and terms, in an amount of at least equal to $22,500 per month until age 65, or reimburse Mr. Silverman for the premium payments incurred by him for disability insurance coverage for himself, the amount of such reimbursement to be reasonably comparable to the current cost of his disability insurance; (iv) the Company shall provide comprehensive health insurance as it provides to other executives and employees as well as reimbursement of health benefits of up to $5,000 per year; (v) reimbursement for expenses related to business attire in an amount not to exceed $950 per month; and (vi) if the Company elects to secure a key man life insurance policy on the life of Mr. Silverman, it will provide a split-dollar policy.

Under the Silverman Employment Agreement, VC agreed to satisfy certain currently unpaid contractual obligations under Mr. Silverman’s December 2012 Employment Agreement aggregating $912,116 (the “Silverman Contractual Obligations”) if VC receives gross proceeds of an aggregate of $3,000,000 in cash in any capital investment or capital raise or series of capital investments or capital raises. The Silverman Contractual Obligations shall be payable as follows: (i) one-third (1/3rd) in cash and (ii) two-thirds (2/3rds) in shares of restricted VC common stock, based on the closing price of a share of VC’s common stock on the closing date of the investment.

If Mr. Silverman’s employment is terminated prior to the expiration of the term, certain payments become due. In the event Mr. Silverman is terminated with cause or he terminates for any reason other than good reason, Mr. Silverman is entitled to receive (i) earned or accrued but unpaid, base salary, through the date of termination, (ii) any bonus earned or accrued and vested, but unpaid, (iii) the economic value of the employee’s accrued, but unused, vacation time, and (iv) any unreimbursed business expenses incurred by the employee (collectively, the “Accrued Obligations”). In the event Mr. Silverman is terminated without cause or he terminates for good reason, or upon his death, Mr. Silverman is entitled to receive the Accrued Obligations and a termination payment equal to his base salary from the date of termination through December 31, 2016, (or two years whichever is longer) plus bonus for such period, with such bonus being determined based upon the time remaining between the date of termination and December 31, 2016 (or two years, whichever is longer) and with the rate of bonus to be based upon the average annual bonus paid by the Company to Mr. Silverman over the last three (3) full calendar years (or if the Agreement is terminated before Mr. Silverman has been employed by the Company for three (3) full calendar years, for purposes of calculating the average Annual Bonus, the Company will use 100% of Mr. Silverman’s base salary as the annual bonus) plus certain benefits as set forth in the Silverman Employment Agreement.

In addition, the Silverman Employment Agreement contains a change of control provision that provides for the payment of 299% of Mr. Silverman’s base salary plus 299% of the average annual bonus paid over the last three (3) full calendar years (or 60% of base salary if the Silverman Employment Agreement is terminated before Mr. Silverman has been employed for three full years). Any outstanding stock options and unvested restricted stock held by Mr. Silverman as of the date of termination (other than for cause or by Mr. Silverman without good reason) or a change of control shall become vested and exercisable as of such date, and remain exercisable during the life of the option. In the event Mr. Silverman is terminated for cause or terminates without good reason, any unvested options and restricted stock awards shall terminate and all vested options shall remain exercisable for a period of ninety (90) days. The Silverman Employment Agreement also contains non-compete and confidentiality provisions which are effective from the date of employment through eighteen months from the date the Silverman Employment Agreement is terminated.

Employment Agreement with Randolph Geissler

On January 2, 2013, VAC entered into an employment agreement with our president, Mr. Randolph Geissler with an effective date of September 1, 2012 (the “Geissler 2012 Agreement”). The Geissler 2012 Agreement called for an annual base salary of $200,000 and discretionary annual and incentive bonuses. The term of the Geissler 2012 Agreement was two years from the effective date and could be extended by mutual consent of the parties. The Geissler 2012 Agreement also provided for the issuance on January 2, 2013 of 4.5 million restricted shares of our common stock, which vested the earlier of January 2, 2015 or a change of control of VAC. Payments of compensation under the Geissler 2012 Agreement commenced within 30 days of VAC receiving a capital investment from any third party in excess of $5.0 million, the first payment of which was to be retroactive to September 1, 2012 and included any and all sums due and owing to Mr. Geissler at that time. Upon termination of the Geissler 2012 Agreement by Mr. Geissler or us, Mr. Geissler was entitled to receive any earned but unpaid salary and bonuses and all outstanding stock options and restricted stock was to be forfeited. Upon termination of the agreement by us without cause, Mr. Geissler was also entitled to receive certain fringe benefits through December 2014. Upon a change of control as defined in the agreement, Mr. Geissler was entitled to receive any earned but unpaid salary and bonuses and any outstanding stock options and restricted stock was to vest and the stock options were to remain exercisable through the life of the option. The Geissler 2012 Agreement was terminated effective July 8, 2013 at which time Mr. Geissler entered into a new employment agreement effective with the closing of Exchange Agreement, which was amended and restated on November 14, 2013, (the “Geissler Employment Agreement”) appointing Mr. Geissler as president of VC, effective as of July 8, 2013. The Geissler Employment Agreement is for a term of two (2) years and is renewable for additional one (1) year periods upon mutual agreement. Under the Geissler Employment Agreement, Mr. Geissler will receive a base salary of $200,000, which base salary will be reviewed annually and is subject to a minimum increase of 5% per annum each calendar year. Mr. Geissler is eligible to receive an annual bonus, based on performance metrics and goals as determined annually by the Board of Directors, with the amount of such bonus to be determined based upon the annual objectives determined by the compensation committee of the Board of Directors, but in no event to be less than 100% of earned base salary for the applicable year. The bonus shall be paid in cash or, if Mr. Geissler and the Company agree at the time, using shares of the Company’s common stock, at a valuation equal to fair market value.

Mr. Geissler is also entitled to: (i) the Company shall, at its option, either lease for Mr. Geissler an automobile, or reimburse Mr. Geissler for the lease or financing payments incurred by Mr. Geissler’s on his automobile, the amount of such reimbursement to be reasonably comparable to 75% of the current cost on the automobile then being provided to the Company’s CEO. The Company shall reimburse car-related expenses; (ii) the Company shall, at its option, either provide to Mr. Geissler disability insurance that provides standard disability coverage and terms, in an amount of at least equal to $15,000 per month until age 65, or reimburse Mr. Geissler for the premium payments incurred by him for disability insurance coverage for himself, the amount of such reimbursement to be reasonably comparable to the current cost of his disability insurance; (iii) the Company shall provide comprehensive health insurance as it provides to other executives and employees; (iv) reimbursement for expenses related to business attire in an amount not to exceed $950 per month; and (v) if the Company elects to secure a key man life insurance policy on the life of Mr. Geissler, it will provide a split-dollar policy.

Under the Geissler Employment Agreement, the Company agreed to satisfy certain currently unpaid contractual obligations under Mr. Geissler’s January 2, 2013 employment agreement of $166,666 (the “Geissler Contractual Obligations”) if VC receives gross proceeds of an aggregate of $3,000,000 in cash in any capital investment or capital raise or series of capital investments or capital raises. The Geissler Contractual Obligations shall be payable as follows: (i) one-third (1/3rd) in cash and (ii) two-thirds (2/3rds) in shares of restricted VC common stock, based on the closing price of a share of VC’s common stock on the closing date of the investment.

If Mr. Geissler’s employment is terminated for cause or he terminates for any reason other than good reason, Mr. Geissler is entitled to receive the Accrued Obligations. In the event Mr. Geissler is terminated without cause or he terminates for good reason, or termination upon his death, Mr. Geissler is entitled to receive the Accrued Obligations and a termination payment equal to one times his base salary plus the previous year’s bonus, but no less than one times his base salary. In the event that Mr. Geissler is terminated as a result of a change in control, Mr. Geissler is entitled to receive the Accrued Obligations and a termination payment equal to two times his base salary, plus the previous year’s bonus, but no less than two times his base salary. Any termination payment shall be payable to Mr. Geissler in cash, or if Mr. Geissler agrees, in shares of the Company’s common stock valued at market value. Any outstanding stock options and unvested restricted stock held by Mr. Geissler as of the date of termination (other than for cause or by Mr. Geissler without good reason) or a change of control shall become vested and exercisable as of such date, and remain exercisable during the life of the option. In the event Mr. Geissler is terminated for cause or terminates without good reason, any unvested options and restricted stock awards shall terminate and all vested options shall remain exercisable for a period of ninety (90) days. The Geissler Employment Agreement also contains non-compete and confidentiality provisions which are effective from the date of employment through one year from the date the Geissler Employment Agreement is terminated.

Liquidation of Signature Industries, Limited

In March 2013, VC appointed a liquidator and initiated the formal liquidation of a U.K. subsidiary, Signature Industries Limited (“Signature”), primarily related to its outstanding liabilities. VC used £40,000 ($61,000) of the purchase price from the sale of Signature’s former division, Digital Angel Radio Communications, Inc. (“DARC”) to satisfy its estimated portion of Signature’s outstanding liabilities. However, one party has submitted a claim to the liquidator for approximately £244,000 (U.S. $0.4 million). This claim is associated with an outsourced manufacturing agreement related to a terminated manufacturing contract. As a result of the termination of the contract, Signature did not purchase any product under the manufacturing agreement and, accordingly, VC, in consultation with outside legal counsel, does not believe that any amount is owed per the terms of the agreement. However, this claim could result in VC having to pay an additional estimated portion of Signature’s outstanding liabilities. We expect the liquidation to be completed by the end of 2013, although it could extend beyond the expected timeframe.

10. Commitments and Contingencies

Rentals of space, a vehicle, and office equipment under operating leases amounted to approximately $11 thousand for the year ended December 31, 2012. We did not incur rent expense from December 14, 2011 (inception) to December 31, 2011. We lease our headquarter office facility under a lease expiring in May 2018.

Employment Arrangements

We had the following employment arrangements effective as of December 31, 2012:

Employment Agreement with Scott R. Silverman

Effective January 1, 2012, we and our CEO, Mr. Scott R. Silverman entered into the Employment and Non-Compete Agreement (the “2012 Employment Agreement”). The 2012 Employment Agreement terminated five years from the effective date. The 2012 Employment Agreement provided for an annual base salary in 2012 of $300,000 with minimum annual increases of 10% of the base salary and an annual bonus equal to the annual base salary then in effect. Mr. Silverman was also entitled to an annual non-allocable expense payment of $45,000 each year and other fringe benefits. If Mr. Silverman’s employment was terminated prior to the expiration of the term of the 2012 Employment Agreement, Mr. Silverman was to receive (i) all earned but unpaid salary and bonuses; (ii) the greater of the base salary from the date of termination through December 31, 2016 or two times the base salary; and (iii) the average bonus paid by us to Mr. Silverman for the last three full calendar years (or such lesser time period if the 2012 Employment Agreement was terminated less than three years from the effective date), plus certain fringe benefits required to be paid by us. In addition, the 2012 Employment Agreement contained a change of control provision that provided for the payment of five times the then current base salary and five times the average bonus paid to Mr. Silverman for the three full calendar years immediately prior to the change of control, as defined in the 2012 Employment Agreement. Any outstanding stock options and restricted stock held by Mr. Silverman as of the date of his termination or a change of control became vested and exercisable as of such date, and remained exercisable during the remaining life of the option. Mr. Silverman’s 2012 Employment Agreement was terminated effective July 8, 2013 at which time Mr. Silverman entered into a new employment agreement as more fully discussed in Note 13.

Employment Agreement with Randolph Geissler

On January 2, 2013, we entered into an employment agreement with our president, Mr. Randolph Geissler with an effective date of September 1, 2012 (the “Geissler 2012 Agreement”). The Geissler 2012 Agreement called for an annual base salary of $200,000 and discretionary annual and incentive bonuses. The term of the Geissler 2012 Agreement was two years from the effective date and could be extended by mutual consent of the parties. The Geissler 2012 Agreement also provided for the issuance on January 2, 2013 of 4.5 million restricted shares of our common stock, which vested the earlier of January 2, 2015 or a change of control of the Company. Payments of compensation under the Geissler 2012 Agreement commenced within 30 days of us receiving a capital investment from any third party in excess of $5.0 million, the first payment of which was to be retroactive to September 1, 2012 and included any and all sums due and owing to Mr. Geissler at that time. Upon termination of the Geissler 2012 Agreement by Mr. Geissler or us, Mr. Geissler was entitled to receive any earned but unpaid salary and bonuses and all outstanding stock options and restricted stock was to be forfeited. Upon termination of the agreement by us without cause, Mr. Geissler was also entitled to receive certain fringe benefits through December 2014. Upon a change of control as defined in the agreement, Mr. Geissler was entitled to receive any earned but unpaid salary and bonuses and any outstanding stock options and restricted stock was to vest and the stock options were to remain exercisable through the life of the option. The Geissler 2012 Agreement was terminated effective July 8, 2013 at which time Mr. Geissler entered into a new employment agreement as more fully discussed in Note 13.

The approximate minimum payments required under operating leases and employment contracts that have initial or remaining terms in excess of one year at December 31, 2012, are as follows (in thousands):

Year	Minimum Rental Payments	Employment Contracts
2013	$30	$972
2014	48	954
2015	47	948
2016	40	1,087
2017	42	—
Thereafter	17	—

	$224	$3,961

For purposes of the above schedule, it is assumed that payments under the employment agreement with Mr. Geissler commence in 2013.